RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of restatement of quarterly condensed balance sheet (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 12, 2019
Current Assets
Cash	$ 334,000	$ 370,958			$ 1,880,199	$ 2,282,362	$ 0
Prepaid expenses and other current assets	219,917	234,167				113,049
Total current assets	553,917	605,125				2,395,411
Marketable securities held in Trust Account	289,838,722	289,834,441				287,830,781
Total assets	290,392,639	290,439,566				290,226,192
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred underwriting fee payable		10,062,500				10,062,500
Total liabilities	79,696,036	48,824,213				41,030,224
Commitments outstanding
Aggregate subscription amount	205,696,595	236,615,344				244,195,965
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	49,025,999	18,107,557				9,778,630
Retained earnings	(44,027,545)	(13,108,795)				(4,779,782)
Total shareholders' equity (deficit)	5,000,008	5,000,009			5,000,009	5,000,003	$ 0
Total liabilities and shareholders' equity (deficit)	$ 290,392,639	$ 290,439,566				$ 290,226,192
Parent [Member]
Current Assets
Cash			$ 1,109,632	$ 1,399,600	1,880,199
Prepaid expenses and other current assets			41,817	84,716	81,894
Total current assets			1,151,449	1,484,316	1,962,093
Marketable securities held in Trust Account			289,791,930	289,642,871	289,605,262
Total assets			290,943,379	291,127,187	291,567,355
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued liabilities			39,327	47,847	71,751
Deferred underwriting fee payable			10,062,500	10,062,500	10,062,500
Warrant liabilities			23,606,250	21,293,750	23,293,749
Total liabilities			33,708,077	31,404,097	33,428,000
Commitments outstanding
Aggregate subscription amount			252,235,299	254,723,083	253,139,346
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Common Stock, Value, Issued			372	346	363
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding at September 30, 2020, June 30, 2020, and March 31, 2020			719	719	719
Additional paid-in capital			2,487,758		835,323
Retained earnings			2,511,154	4,998,942	4,163,604
Total shareholders' equity (deficit)			5,000,003	5,000,007	5,000,009
Total liabilities and shareholders' equity (deficit)			$ 290,943,379	$ 291,127,187	$ 291,567,355